Income Taxes (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Cayman Islands	Dec. 31, 2014 Hong Kong	Dec. 31, 2013 Hong Kong	Dec. 31, 2012 Hong Kong	Dec. 31, 2014 People's Republic of China USD ($)	Dec. 31, 2014 People's Republic of China CNY	Dec. 31, 2013 People's Republic of China USD ($)	Dec. 31, 2014 People's Republic of China Resident Enterprise	Dec. 31, 2014 People's Republic of China Non-Resident Enterprise	Dec. 31, 2014 People's Republic of China Vipshop Chongqing	Dec. 31, 2014 People's Republic of China Vipshop Jianyang	Dec. 31, 2014 Class A ordinary shares USD ($)	Dec. 31, 2013 Class A ordinary shares USD ($)	Dec. 31, 2012 Class A ordinary shares USD ($)	Dec. 31, 2014 Class B ordinary shares USD ($)	Dec. 31, 2013 Class B ordinary shares USD ($)	Dec. 31, 2012 Class B ordinary shares USD ($)
Income Taxes
Withholding tax upon payments of dividends (as a percent)						0.00%
Current rate of taxation (as a percent)							16.50%	16.50%	16.50%
Income tax rate (as a percent)										25.00%	25.00%		25.00%
Preferential tax rate (as a percent)															15.00%	15.00%
Threshold annual primary business revenue as percentage of total enterprise revenue										70.00%	70.00%
Unrecognized tax benefits	$ 0		$ 0
Period of statute of limitations, if underpayment of income taxes is due to computational errors										3 years	3 years
Period of statute of limitations under special circumstances not clearly defined										5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations											100,000
Minimum underpayment of income tax liability, which attracts five years statute of limitations										16,315
Period of statute of limitations in case of transfer pricing related adjustment										10 years	10 years
Components of income tax expense
Current tax	75,707,878		29,676,438		706,173
Deferred tax	(35,729,733)		(11,126,647)
Total tax expenses	39,978,145		18,549,791		706,173
Withholding tax rate for dividends paid by PRC subsidiaries (as a percent)														10.00%
Threshold percentage ownership by residents which meet the criteria of beneficial owner in the Hong Kong SAR for withholding tax (as a percent)														25.00%
Withholding tax rate for subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in Hong Kong SAR (as a percent)														5.00%
Undistributed earnings of the Group's subsidiaries and the VIE in the PRC	296,500,000	1,839,900,000	82,100,000	497,100,000
Deferred income tax liability not recorded in respect of undistributed earnings	14,800,000	92,000,000	4,140,000	24,900,000
Provision for the Chinese dividend withholding taxes		0		0
Reconciliation of the income tax expense to income (loss) before income tax and share of loss of affiliates
(Loss) income before income tax and share of loss of affiliates	172,999,829		70,849,654		(8,765,901)
Computed income tax expense at PRC EIT tax rate	43,249,958		17,712,413		(2,191,475)
Effect of non-deductible expenses, including:
Share-based compensation expenses	9,197,612		3,114,066		1,899,237
Inventory wastage					(981,266)
Other non-deductible expenses	1,547,828		352,329		20,561
Effect of different tax rates of a subsidiary operating in other jurisdiction	94,330		(162,863)		135,975
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(7,531,005)		(1,963,422)		(136,527)
Effect of non-taxable income	(3,307,317)
Change in valuation allowance	(2,592,681)		(502,732)		1,959,668
Others	(680,580)
Total tax expenses	39,978,145		18,549,791		706,173
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	7,531,005		1,963,422		136,527
Per share effect - basic (in dollars per share)																	$ 0.07	$ 0.02	$ 0.00	$ 0.07	$ 0.02	$ 0.00
Per share effect - diluted (in dollars per share)																	$ 0.07	$ 0.02	$ 0.00	$ 0.07	$ 0.02	$ 0.00
Deferred tax assets:
Net operating loss carry forwards	10,521,107		33,928
Allowance for doubtful debts	263,186		65,368
Allowance for intangible assets and other investment	1,102,710
Inventory write-down	3,063,700		5,059,396
Payroll payable and other accruals	9,614,072		4,460,609
Deferred revenue	17,431,043		12,648,865
Advertising expenses	3,925,162		625,384
Others	156,732		153,906
Foreign exchange (note)	45		(827,062)
Less: valuation allowance	(8,501,066)		(11,093,747)
Total deferred tax assets	37,576,691		11,126,647
Deferred tax liability:
Intangible assets	39,115,580
Total deferred tax liability	39,115,580		11,126,647
Tax loss carried forward of certain subsidiaries and the variable interest entity										$ 44,547,888		$ 204,350